Accounts Receivable, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Account Receivable [Abstract]
Schedule of accounts receivable, net
	As of
	March 31, 2023	December 31, 2022
Accounts receivable	$3,303,401	$2,916,609
Accounts receivable – related parties	359,488	272,546
Less: allowance for doubtful accounts	(99,991)	(94,447)
Accounts receivable, net	$3,562,898	$3,094,708

	As of December,
	2022	2021
Accounts receivable	$2,916,609	$1,003,303
Accounts receivable – related parties	272,546	238,892
Less: allowance for doubtful accounts	(94,447)	(94,576)
Accounts receivable, net	$3,094,708	$1,147,619

Schedule of allowance for doubtful accounts
	As of December 31,
	2022	2021
Balance at beginning of year	$94,576	$95,121
Foreign translation adjustment	(129)	(545)
Balance at end of year	$94,447	$94,576